RETIREMENT BENEFITS - Estimated Future Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Subsidy received under the EGWP	$ 12.9	$ 11.6
U.S. Pension Plans
Postretirement Medical Plans with Prescription Drug Benefits [Abstract]
2017	893.0
2018	798.0
2019	810.0
2020	838.0
2021	857.0
2022-2026	4,455.0
Non-U.S. Pension Plans
Postretirement Medical Plans with Prescription Drug Benefits [Abstract]
2017	357.0
2018	337.0
2019	359.0
2020	388.0
2021	404.0
2022-2026	2,352.0
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Reduction in accumulated postretirement benefit obligation due to subsidy	5.0	5.0
Reduction in postretirement expense due to subsidy	0.2	$ 0.2
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2017	62.0
2018	60.0
2019	58.0
2020	56.0
2021	55.0
2022-2026	248.0
Prescription Drug Subsidy Receipts, Fiscal Year Maturity [Abstract]
2017	0.0
2018	0.0
2019	0.0
2020	0.0
2021	0.0
2022-2026	1.0
Postretirement Medical Plans with Prescription Drug Benefits [Abstract]
2017	62.0
2018	60.0
2019	58.0
2020	56.0
2021	55.0
2022-2026	247.0
Non-U.S. Postretirement Benefit Plans
Postretirement Medical Plans with Prescription Drug Benefits [Abstract]
2017	57.0
2018	61.0
2019	66.0
2020	71.0
2021	76.0
2022-2026	$ 475.0